Property and Equipment	12 Months Ended
Mar. 31, 2013
Property and Equipment

6.    Property and Equipment

Property and equipment at March 31, 2012 and 2013 consisted of the following:

	Millions of Yen
	2012	2013
Property and equipment, at cost:
Land	¥14,532	¥14,542
Buildings and structures	75,301	77,796
Tools, furniture and fixtures	25,050	26,672
Construction in progress	182	2,050

Total	115,065	121,060
Less-Accumulated depreciation and amortization	(52,814)	(58,409)

Net property and equipment	¥62,251	¥62,651

See Note 11 for assets under capital leases that are included in the above.

Depreciation and amortization expense for the years ended March 31, 2011, 2012 and 2013 amounted to ¥8,432 million, ¥7,482 million and ¥7,469 million, respectively.

When KONAMI identifies a change in circumstances that indicates the carrying amount of long-lived assets might not be recoverable, KONAMI considers the impairment of the assets.

For the purpose of assessing impairment of long-lived assets used for Health & Fitness operations, grouping is at the individual club operation level which is considered to be the lowest level at which identifiable cash flows are largely independent of the cash flows of other assets. The carrying amount of the club assets is compared to the expected undiscounted future cash flows to be generated by those assets over the estimated remaining useful life of the club. Cash flows are projected for each club based on historical results and expectations. In cases where the expected future cash flows are less than the carrying amount of the assets, those clubs are considered impaired and the assets are written down to fair value. For purposes of estimating fair value, KONAMI utilized the projected future cash flows of the impaired clubs discounted at its weighted average cost of capital.

During the fiscal year ended March 31, 2011, KONAMI recognized a pre-tax impairment charge of ¥2,253 million for long-lived assets related to damaged facilities by the Great East Japan Earthquake in March 2011, which was included in earthquake related impairment charges and expenses in the accompanying consolidated statements of income for the year ended March 31, 2011. See Note 8.